                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [X]; Amendment Number: 1
                                               -
    This Amendment (Check only one.): [X] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           Honeywell International Inc.
Address:        P.O. Box 1219
                101 Columbia Road
                Morristown, New Jersey  07960
Form 13F File Number: 28-1879

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Harsh Bansal
Title: Vice President - Investments of Honeywell International Inc. Phone (973) 455-4502
Signature, Place, and Date of Signing:

/s/ Harsh Bansal Morris Township, New Jersey May 11, 2004
----------------
Harsh Bansal

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report,and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdingsfor this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                  Name
NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       97

Form 13F Information Table Value Total:       $652,244
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.            Form 13F File Number     Name
1.             28-7176                  Allied Capital Management LLC

                                   13F REPORT
                                 March 31, 2004
            NAME OF REPORTING MANAGER: HONEYWELL INTERNATIONAL, INC.


COLUMN 1                      COLUMN 2         COLUMN 3             COLUMN 4               COLUMN 5
                              TITLE OF           CUSIP                 VALUE                SHRS OR
NAME OF ISSUER                  CLASS           NUMBER               (x$1000)               PRN AMT   SH/PRN     PUT/CALL
-------------------------------------------------------------------------------------------------------------------------
ACE LTD                          COM           G0070K103                9308                218,200      SH         N/A
BUNGE LTD                        COM           G16962105                4010                 99,700      SH         N/A
INTERWAVE COMMUNICATIONS         COM           G4911N300                   1                    285      SH         N/A
AT&T CORP                        COM           001957505                2981                152,300      SH         N/A
AT&T WIRELESS SVCS INC           COM           00209A106               11433                840,000      SH         N/A
ABBOTT LABS                      COM           002824100                4110                100,000      SH         N/A
ALCOA INC                        COM           013817101                3816                110,000      SH         N/A
ALCATEL SPONSORED ADR            ADR           013904305                 560                 35,358      SH         N/A
ALLSTATE CORP                    COM           020002101                3791                 83,400      SH         N/A
ALTRIA GROUP INC                 COM           02209S103               10672                196,000      SH         N/A
AMBAC FINL GROUP INC             COM           023139108                8588                116,400      SH         N/A
AMERICAN INTL GROUP              COM           026874107                8319                116,590      SH         N/A
AMERISOURCEBERGEN CORP           COM           03073E105                7365                134,700      SH         N/A
ANADARKO PETE CORP               COM           032511107                6954                134,100      SH         N/A
ANHEUSER BUSCH                   COM           035229103                2805                 55,000      SH         N/A
ARCHER DANIELS MIDLAND           COM           039483102                1559                 92,400      SH         N/A
AUTONATION INC                   COM           05329W102                5369                314,900      SH         N/A
BP PLC SPONSORED ADR             ADR           055622104                4403                 86,000      SH         N/A
BANK OF AMERICA CORP             COM           060505104               12586                155,425      SH         N/A
BARD C R INC                     COM           067383109                7196                 73,700      SH         N/A
BAXTER INTL                      COM           071813109                4359                141,100      SH         N/A
BECTON DICKINSON & CO            COM           075887109                9066                187,000      SH         N/A
BELLSOUTH CORP                   COM           079860102                3600                130,000      SH         N/A
BEMIS INC                        COM           081437105                3614                139,000      SH         N/A
BLACK & DECKER CORP              COM           091797100                3416                 60,000      SH         N/A
BLOCK H & R INC                  COM           093671105                6378                125,000      SH         N/A
BRISTOL MYERS SQUIBB CO          COM           110122108                3707                153,000      SH         N/A
CIGNA CORP                       COM           125509109                8469                143,500      SH         N/A
CVS CORP                         COM           126650100                7589                215,000      SH         N/A
CHEVRONTEXACO CORP               COM           166764100               11070                126,100      SH         N/A
CITIGROUP INC                    COM           172967101                4395                 85,000      SH         N/A
COCA COLA CO                     COM           191216100                4678                 93,000      SH         N/A
CONAGRA FOODS INC                COM           205887102                3287                122,000      SH         N/A
CONOCOPHILLIPS                   COM           20825C104                6567                 94,074      SH         N/A
DELPHI CORP                      COM           247126105                3287                330,000      SH         N/A
DOLLAR GEN CORP                  COM           256669102                7254                377,800      SH         N/A
DONNELLEY R R & SONS CO          COM           257867101                3933                130,000      SH         N/A
DUKE ENERGY CORP                 COM           264399106                3729                165,000      SH         N/A
EL PASO CORP                     COM           28336L109                3644                512,500      SH         N/A
EXXON MOBIL CORP                 COM           30231G102                3119                 75,000      SH         N/A
FORD MOTOR CO DEL                COM           345370860                2510                185,000      SH         N/A
GALLAGHER ARTHUR J & CO          COM           363576109                3908                120,000      SH         N/A
GAP INC DEL                      COM           364760108                9007                410,900      SH         N/A
GENERAL ELEC CO                  COM           369604103                3968                130,000      SH         N/A
GENUINE PARTS CO                 COM           372460105                3436                105,000      SH         N/A
HCA INC                          COM           404119109                2031                 50,000      SH         N/A
HALLIBURTON CO                   COM           406216101                2948                 97,000      SH         N/A
HEWLETT PACKARD CO               COM           428236103               13796                604,000      SH         N/A
HOME DEPOT INC                   COM           437076102               12967                347,100      SH         N/A
INCO LTD                         COM           453258402                4575                132,100      SH         N/A
INGRAM MICRO INC CL A           CL A           457153104                6987                386,000      SH         N/A
INTERNATIONAL FLAVOURS           COM           459506101                5801                163,400      SH         N/A
J P MORGAN CHASE & CO            COM           46625H100               15013                357,885      SH         N/A
JOHNSON & JOHNSON                COM           478160104               12290                242,300      SH         N/A
JOHNSON CTLS INC                 COM           478366107                9677                163,600      SH         N/A
LABORATORY CORP AMER             COM           50540R409                6056                154,300      SH         N/A
LIMITED BRANDS INC               COM           532716107               13324                666,200      SH         N/A
LINCOLN NATL CORP IND            COM           534187109                4022                 85,000      SH         N/A
MBNA CORP                        COM           55262L100               10331                373,900      SH         N/A
MARATHON OIL CORP                COM           565849106                3199                 95,000      SH         N/A
MARSH & MCLENNAN COS INC         COM           571748102                9339                201,700      SH         N/A
MASCO CORP                       COM           574599106               13874                455,800      SH         N/A
MATTEL INC                       COM           577081102               13515                732,900      SH         N/A
MAYTAG CORP                      COM           578592107                3694                117,000      SH         N/A
MERCK & CO INC                   COM           589331107                4110                 93,000      SH         N/A
METLIFE INC                      COM           59156R108               10204                286,000      SH         N/A
MICROSOFT CORP                   COM           594918104               17022                681,680      SH         N/A
MONSANTO CO NEW                  COM           61166W101                3117                 85,000      SH         N/A
MORGAN STANLEY NEW               COM           617446448                3896                 68,000      SH         N/A
MOTOROLA INC                     COM           620076109                7072                401,800      SH         N/A


COLUMN 1                        COLUMN 6        COLUMN 7            COLUMN 8
                               INVESTMENT        OTHER          VOTING AUTHORITY
NAME OF ISSUER                 DISCRETION       MANAGERS       SOLE         SHARED    NONE
-------------------------------------------------------------------------------------------
ACE LTD                          DEFINED        DEFINED            218,200
BUNGE LTD                        DEFINED        DEFINED             99,700
INTERWAVE COMMUNICATIONS         DEFINED        DEFINED                285
AT&T CORP                        DEFINED        DEFINED            152,300
AT&T WIRELESS SVCS INC           DEFINED        DEFINED            840,000
ABBOTT LABS                      DEFINED        DEFINED            100,000
ALCOA INC                        DEFINED        DEFINED            110,000
ALCATEL SPONSORED ADR            DEFINED        DEFINED             35,358
ALLSTATE CORP                    DEFINED        DEFINED             83,400
ALTRIA GROUP INC                 DEFINED        DEFINED            196,000
AMBAC FINL GROUP INC             DEFINED        DEFINED            116,400
AMERICAN INTL GROUP              DEFINED        DEFINED            116,590
AMERISOURCEBERGEN CORP           DEFINED        DEFINED            134,700
ANADARKO PETE CORP               DEFINED        DEFINED            134,100
ANHEUSER BUSCH                   DEFINED        DEFINED             55,000
ARCHER DANIELS MIDLAND           DEFINED        DEFINED             92,400
AUTONATION INC                   DEFINED        DEFINED            314,900
BP PLC SPONSORED ADR             DEFINED        DEFINED             86,000
BANK OF AMERICA CORP             DEFINED        DEFINED            155,425
BARD C R INC                     DEFINED        DEFINED             73,700
BAXTER INTL                      DEFINED        DEFINED            141,100
BECTON DICKINSON & CO            DEFINED        DEFINED            187,000
BELLSOUTH CORP                   DEFINED        DEFINED            130,000
BEMIS INC                        DEFINED        DEFINED            139,000
BLACK & DECKER CORP              DEFINED        DEFINED             60,000
BLOCK H & R INC                  DEFINED        DEFINED            125,000
BRISTOL MYERS SQUIBB CO          DEFINED        DEFINED            153,000
CIGNA CORP                       DEFINED        DEFINED            143,500
CVS CORP                         DEFINED        DEFINED            215,000
CHEVRONTEXACO CORP               DEFINED        DEFINED            126,100
CITIGROUP INC                    DEFINED        DEFINED             85,000
COCA COLA CO                     DEFINED        DEFINED             93,000
CONAGRA FOODS INC                DEFINED        DEFINED            122,000
CONOCOPHILLIPS                   DEFINED        DEFINED             94,074
DELPHI CORP                      DEFINED        DEFINED            330,000
DOLLAR GEN CORP                  DEFINED        DEFINED            377,800
DONNELLEY R R & SONS CO          DEFINED        DEFINED            130,000
DUKE ENERGY CORP                 DEFINED        DEFINED            165,000
EL PASO CORP                     DEFINED        DEFINED            512,500
EXXON MOBIL CORP                 DEFINED        DEFINED             75,000
FORD MOTOR CO DEL                DEFINED        DEFINED            185,000
GALLAGHER ARTHUR J & CO          DEFINED        DEFINED            120,000
GAP INC DEL                      DEFINED        DEFINED            410,900
GENERAL ELEC CO                  DEFINED        DEFINED            130,000
GENUINE PARTS CO                 DEFINED        DEFINED            105,000
HCA INC                          DEFINED        DEFINED             50,000
HALLIBURTON CO                   DEFINED        DEFINED             97,000
HEWLETT PACKARD CO               DEFINED        DEFINED            604,000
HOME DEPOT INC                   DEFINED        DEFINED            347,100
INCO LTD                         DEFINED        DEFINED            132,100
INGRAM MICRO INC CL A            DEFINED        DEFINED            386,000
INTERNATIONAL FLAVOURS           DEFINED        DEFINED            163,400
J P MORGAN CHASE & CO            DEFINED        DEFINED            357,885
JOHNSON & JOHNSON                DEFINED        DEFINED            242,300
JOHNSON CTLS INC                 DEFINED        DEFINED            163,600
LABORATORY CORP AMER             DEFINED        DEFINED            154,300
LIMITED BRANDS INC               DEFINED        DEFINED            666,200
LINCOLN NATL CORP IND            DEFINED        DEFINED             85,000
MBNA CORP                        DEFINED        DEFINED            373,900
MARATHON OIL CORP                DEFINED        DEFINED             95,000
MARSH & MCLENNAN COS INC         DEFINED        DEFINED            201,700
MASCO CORP                       DEFINED        DEFINED            455,800
MATTEL INC                       DEFINED        DEFINED            732,900
MAYTAG CORP                      DEFINED        DEFINED            117,000
MERCK & CO INC                   DEFINED        DEFINED             93,000
METLIFE INC                      DEFINED        DEFINED            286,000
MICROSOFT CORP                   DEFINED        DEFINED            681,680
MONSANTO CO NEW                  DEFINED        DEFINED             85,000
MORGAN STANLEY NEW               DEFINED        DEFINED             68,000
MOTOROLA INC                     DEFINED        DEFINED            401,800

                                   13F REPORT
                                 March 31, 2004
            NAME OF REPORTING MANAGER: HONEYWELL INTERNATIONAL, INC.



COLUMN 1                      COLUMN 2         COLUMN 3             COLUMN 4               COLUMN 5
                              TITLE OF           CUSIP                 VALUE                SHRS OR
NAME OF ISSUER                  CLASS           NUMBER               (x$1000)               PRN AMT   SH/PRN     PUT/CALL
-------------------------------------------------------------------------------------------------------------------------
MYLAN LABS INC                   COM           628530107                5915                260,200      SH         N/A
NORTHROP GRUMMAN CORP            COM           666807102                9547                 97,000      SH         N/A
OMNICOM GROUP                    COM           681919106                7062                 88,000      SH         N/A
PEPSICO INC                      COM           713448108                8643                160,500      SH         N/A
PFIZER INC                       COM           717081103               16228                463,000      SH         N/A
PIER 1 IMPORTS INC               COM           720279108                7228                305,000      SH         N/A
POPULAR INC                      COM           733174106                7931                184,000      SH         N/A
PROCTOR & GAMBLE                 COM           742718109                3356                 32,000      SH         N/A
REEBOK INTL LTD                  COM           758110100                7431                179,700      SH         N/A
SBC COMMUNICATIONS INC           COM           78387G103               10184                415,000      SH         N/A
ST PAUL COS INC                  COM           792860108                7578                189,400      SH         N/A
SARA LEE CORP                    COM           803111103                3860                176,600      SH         N/A
SHERWIN WILLIAMS CO              COM           824348106                7340                191,000      SH         N/A
SIGMA ALDRICH                    COM           826552101                5944                107,400      SH         N/A
SUNGARD DATA SYS INC             COM           867363103                6757                246,600      SH         N/A
SUPERVALU INC                    COM           868536103                6560                214,800      SH         N/A
TEVA PHARMACEUTICAL INDS         COM           881624209                5694                 89,800      SH         N/A
TOYS R US INC                    COM           892335100                7207                429,000      SH         N/A
US BANCORP DEL COM NEW           COM           902973304               12719                460,000      SH         N/A
UNION PAC CORP                   COM           907818108                9212                154,000      SH         N/A
UNUMPROVIDENT CORP               COM           91529Y106                5018                343,000      SH         N/A
VALERO ENERGY CORP               COM           91913Y100                8778                146,400      SH         N/A
VIVUS INC                        COM           928024100                   1                    132      SH         N/A
WELLPOINT HEALTH NETWORKS        COM           94973H108               10758                 94,600      SH         N/A
WELLS FARGO & CO NEW             COM           949746101                2867                 50,595      SH         N/A
WYETH                            COM           983024100                6571                175,000      SH         N/A
YUM BRANDS INC                   COM           988498101                9179                241,600      SH         N/A
                                GRAND TOTAL                           652244             20,004,424




COLUMN 1                        COLUMN 6        COLUMN 7          COLUMN 8
                               INVESTMENT        OTHER        VOTING AUTHORITY
NAME OF ISSUER                 DISCRETION       MANAGERS     SOLE         SHARED      NONE
-------------------------------------------------------------------------------------------
MYLAN LABS INC                 DEFINED           DEFINED        260,200
NORTHROP GRUMMAN CORP          DEFINED           DEFINED         97,000
OMNICOM GROUP                  DEFINED           DEFINED         88,000
PEPSICO INC                    DEFINED           DEFINED        160,500
PFIZER INC                     DEFINED           DEFINED        463,000
PIER 1 IMPORTS INC             DEFINED           DEFINED        305,000
POPULAR INC                    DEFINED           DEFINED        184,000
PROCTOR & GAMBLE               DEFINED           DEFINED         32,000
REEBOK INTL LTD                DEFINED           DEFINED        179,700
SBC COMMUNICATIONS INC         DEFINED           DEFINED        415,000
ST PAUL COS INC                DEFINED           DEFINED        189,400
SARA LEE CORP                  DEFINED           DEFINED        176,600
SHERWIN WILLIAMS CO            DEFINED           DEFINED        191,000
SIGMA ALDRICH                  DEFINED           DEFINED        107,400
SUNGARD DATA SYS INC           DEFINED           DEFINED        246,600
SUPERVALU INC                  DEFINED           DEFINED        214,800
TEVA PHARMACEUTICAL INDS       DEFINED           DEFINED         89,800
TOYS R US INC                  DEFINED           DEFINED        429,000
US BANCORP DEL COM NEW         DEFINED           DEFINED        460,000
UNION PAC CORP                 DEFINED           DEFINED        154,000
UNUMPROVIDENT CORP             DEFINED           DEFINED        343,000
VALERO ENERGY CORP             DEFINED           DEFINED        146,400
VIVUS INC                      DEFINED           DEFINED            132
WELLPOINT HEALTH NETWORKS      DEFINED           DEFINED         94,600
WELLS FARGO & CO NEW           DEFINED           DEFINED         50,595
WYETH                          DEFINED           DEFINED        175,000
YUM BRANDS INC                 DEFINED           DEFINED        241,600
